Financial Instruments And Risks - Summary of Macroeconomic Assumptions Used To Estimate Expected Credit Losses (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
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Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Percentage Increase Decrease In Gross Domestic Product	5.00%	5.00%
Percentage Increase Decrease In Consumer Price Index	2.30%	1.20%
Percentage Increase Decrease In Money Supply Measure	8.10%	3.70%
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Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Percentage Increase Decrease In Gross Domestic Product	6.20%	7.50%
Percentage Increase Decrease In Consumer Price Index	2.60%	2.80%
Percentage Increase Decrease In Money Supply Measure	9.10%	7.90%